JASON L. KENT (858) 550-6044 jkent@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

October 22, 2007

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Russell Mancuso
Jay Mumford

RE:	Entropic Communications, Inc.
Registration Statement on Form S-1 (File No. 333-144899)
Amendment No. 4

Dear Messrs. Mancuso and Mumford:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Entropic Communications, Inc. (the “Company”), is Amendment No. 4 (“Amendment No. 4”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on July 27, 2007. The copy of Amendment No. 4 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed with the Commission on September 28, 2007.

Amendment No. 4 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated October 19, 2007 with respect to the Registration Statement (the “Comment Letter”). Amendment No. 4 also includes the Company’s unaudited consolidated financial statements as of and for the nine months ended September 30, 2007. The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 4.

Staff Comments and Company Responses

Graphics

1.	Please tell us how your prospectus graphics objectively depict your business given your response to the last sentence of prior comment 2.

Response: The Company respectfully advises the Staff that the prospectus graphic objectively describes the Company’s business in a manner consistent with the description set forth in the Registration Statement. The Company respectfully directs the Staff to the disclosure appearing in the prospectus summary on page 2 under the heading “Our Solutions”, which captures each facet of the Company’s business depicted in the prospectus graphic, as well as the corresponding disclosure on pages 82 and 84 of the “Business” section of the Registration Statement. In response to the Staff’s comment, the Company modified the prospectus graphic along with the referenced disclosure in order to more directly and consistently link the terms and concepts used in such descriptions.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 22, 2007

Page Two

2.	Please include your prospectus graphics with your Edgar filing.

Response: The Company acknowledges the Staff’s comment and has included the prospectus graphic with its Edgar filing.

Prospectus Summary

3.	We note your response to our prior comments 1 and the materials you provided. We reissue the comment. Please provide us with copies of the complete reports you cite and mark them to show where they support your statements about market and technological leadership in your industry.

Response: On behalf of the Company, we are supplementally providing copies of the requested materials to the Staff under separate cover as requested.

Intellectual Property, page 90

4.	Based on the disclosure provided in response to prior comment 7, it is unclear how investors can evaluate the extent to which you own material intellectual property that need not be licensed to others and upon which you can compete. Therefore, we reissue the comment.

Response: The Company has revised the disclosure on page 95 as requested.

Bonuses, page 100

5.	Please expand your response to prior comment 9 to demonstrate how competitors could use your financial targets for the prior year to predict current goals and expectations. Use actual examples to show us whether the use of past goals would accurately predict current plans. Provide similar information regarding the number of design wins and unit shipments.

Response: The Company has revised the disclosure on page 104 to address the Staff’s comment by disclosing the prior year’s goals based on revenues and product margins. The Company will respond supplementally to the Staff’s comment regarding design win and unit shipment information.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 22, 2007

Page Three

Agreements with Motorola, page 125

6.	Please disclose the amounts paid and offset under the agreements. Also disclose the nature of the products and services provided and any discounts.

Response: The Company has revised the disclosure on page 129 as requested.

* * * * * * * * * *

Updated Information Regarding Stock-Based Compensation Expense

Pursuant to our response by letter dated September 28, 2007 to the Staff (the “Prior Response Letter”), the Company is providing updated information regarding (i) grants of options to purchase common stock to employees and non-employee directors during the third quarter of 2007, (ii) grants of options to purchase common stock to non-employees other than non-employee directors for services during the third quarter of 2007 and (iii) issuances of common stock, preferred stock and warrants to non-employees during the third quarter of 2007. The schedules detail, as applicable, the type of grant or issuance, the month of grant or issuance, the number of shares, the exercise price, the fair value of the underlying shares for financial reporting purposes and the aggregate amount of compensation expense recorded.

A.	Issuance of Options for Common Stock to Employees and Non-Employee Directors

The following schedule lists information related to grants of options to purchase common stock to employees and non-employee directors during the third quarter of 2007:

Month	Number of Underlying Shares	Exercise Price per Share	Deemed Fair Value per Share	Intrinsic Value per Share	SFAS 123R Compensation Expense Recorded Through September 30, 2007†	Remaining Unrecognized SFAS 123R Compensation Expense as of September 30, 2007†
July 2007^	2,653,000	$0.82	$2.47	$1.65	$266,312	$5,225,681
September 2007	495,500	$0.94	$3.08	$2.14	$38,578	$1,251,400

Total	3,148,500				$304,890	$6,477,081

^	Includes options to purchase common stock granted to non-employee directors of the Company.

†	Includes estimated forfeitures in accordance with SFAS 123R.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 22, 2007

Page Four

B.	Issuance of Options for Common Stock to Non-Employees other than Non-Employee Directors

The following schedule lists information related to grants of options to purchase common stock to non-employees other than non-employee directors for services during the third quarter of 2007:

Month	Number of Underlying Shares	Exercise Price per Share	Deemed Fair Value per Share	Intrinsic Value per Share	EITF No. 96-18 Compensation Expense Recorded Through September 30, 2007
July 2007	50,000	$0.82	$2.47	$1.65	$6,283
September 2007	—	N/A	N/A	N/A	N/A

Total	50,000				$6,283

C.	Issuance of Common Stock, Preferred Stock and Warrants to Non-Employees

The Company did not issue any common stock (other than pursuant to the exercise of stock options or warrants), preferred stock or warrants to non-employees during the third quarter of 2007.

Updated Discussion of Fair Value Determinations

The approach taken by the Company’s Board of Directors (the “Board”) in determining the fair values for the option grants made in July and September 2007 was consistent with the methodology described in the Prior Response Letter under the heading “Overview of Historical Option Pricing”. For purposes of determining whether there was a compensatory element to such grants for financial reporting purposes, the Company undertook an analysis of the fair value of its common stock as of August 31, 2007. The Company selected the August 31, 2007 date because it was approximately midway between the two option grant dates that occurred during the three months ended September 30, 2007.

As part of such analysis, the Company first determined a baseline value for its common stock at August 31, 2007 pursuant to the PWER method and the AICPA Practice Aid (each as defined and described in the Prior Response Letter), utilizing a probability of 100% for the initial public offering scenario. This approach resulted in a baseline value of $2.79 per common share.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 22, 2007

Page Five

Then, in light of the close proximity of the offering, the Company adjusted the baseline value upward to $2.86 per common share such that it was generally in line with the high end of the preliminary valuation range provided by the Company’s investment bankers and described in the Prior Comment Letter under the heading “Reconciliation of Adjusted Fair Market Value to Investment Bankers’ Valuation Assessment”.

Having identified the adjusted fair value of the Company’s common stock as $2.86 as of August 31, 2007, the Company did not perform valuations to reassess the fair value for the two grant dates that occurred during the third quarter of 2007. Instead, the Company extrapolated fair values of its common stock for the July 2007 grant date by ratably increasing the adjusted fair value from at June 30, 2007 as described in the Prior Response Letter, and for the September 2007 grant date by ratably increasing the adjusted fair value at August 31, 2007 as described above.

Based on the adjusted fair values of the Company’s common stock for the two grant dates during the third quarter of 2007, the Company recorded stock-based compensation for stock option grants under the provisions of SFAS 123R using the Black-Scholes option pricing model and the assumptions described in the Registration Statement. Stock-based compensation expense related to employees for the three months ended September 30, 2007 was $2,841,487.

The Company recognizes that there are significant judgments and estimates inherent in the retrospective analysis of adjusted fair value for financial reporting purposes, which include determinations of the appropriate valuation methods and, when utilizing a market-based approach, the selection and weighting of appropriate market comparables. For these and other reasons, the adjusted fair values used to compute stock-based compensation expense for financial reporting purposes may not reflect the fair values that would result from the application of other valuation methods, including accepted valuation methods for tax purposes.

Estimated Price Range for the Offering

The Company has been advised by its investment bankers that the estimated price range for the offering will be between $9.00 and $11.00 per share after taking into account an anticipated 1-for-3.25 reverse split of the Company’s common stock (the “Reverse Stock Split”). The Company intends to implement the Reverse Stock Split and to file a further amendment to the Registration Statement to disclose the estimated price range prior to the commencement of the “road show” for the offering.

As indicated above, the Company identified the fair value of its common stock as $2.86 as of August 31, 2007, from which it extrapolated a fair value of $3.08 as of September 21, 2007 (the specific date on which the September 2007 option grants were made). Both the $2.86 and $3.08 fair values, as adjusted to $9.30 and $10.01 after taking into account the Reverse Stock Split, fall within the estimated price range for the offering described above and are substantially in line with the midpoint of such price range.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 22, 2007

Page Six

Accordingly, the Company respectfully submits that the stock-based compensation expense presented in the Registration Statement for all periods remains accurate and appropriate.

* * * * * * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 4 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 4 or this response letter to me at (858) 550-6044 or to Charles Kim at (858) 550-6049.

Sincerely,

/s/ Jason L. Kent

      Jason L. Kent

cc:	Patrick C. Henry, Entropic Communications, Inc.
Lance W. Bridges, Esq., Entropic Communications, Inc.
Frederick T. Muto, Esq., Cooley Godward Kronish LLP
Charles S. Kim, Esq., Cooley Godward Kronish LLP
Alan F. Denenberg, Esq., Davis Polk & Wardwell

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM